Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.88%	14.42%	14.82%
S&P 500 Equal Weight Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	11.43%	10.47%	11.71%
The BeeHive ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		14.38%	8.32%	9.44%
The BeeHive ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		14.28%	7.76%	8.76%
The BeeHive ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.58%	6.47%	7.56%

[1]	The S&P 500® Index is a broad-based, unmanaged measure of changes in stock market conditions based on the average performance of stocks of 500 large U.S. companies.
[2]	The S&P 500® Equal Weight Index is the equal-weight version of the S&P 500® Index. The index includes the same constituents as the capitalization weighted S&P 500® Index, but each company is weighted equally.